Silent Partnerships	6 Months Ended
Jun. 30, 2024
Silent Partnerships [Abstract]
SILENT PARTNERSHIPS

13. SILENT PARTNERSHIPS

Certain of the Silent Partnership agreements are with a German based bank, which also owns ordinary shares of the Company. Those debts are classified as “related party” in the statement of financial position (See Note 15). A continuity of the Company’s silent partnerships is as follows:

	3% SPAs	3.5% SPAs	8.5% SPAs	Total
Balance, December 31, 2023	$596,257	$48,695	$385,214	$1,030,166
Accretion	22,367	1,788	6,347	30,502
Effects of currency translation	(17,716)	(1,447)	(11,407)	(30,570)
Balance, June 30, 2024	$600,908	$49,036	$380,154	$1,030,098